Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Italy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.8%
Leonardo SpA	376,916	$23,315,924
Automobiles — 12.1%
Ferrari NV	83,232	39,837,800
Stellantis NV	1,814,354	18,494,562
		58,332,362
Banks — 36.5%
Banco BPM SpA	1,361,457	15,649,668
BPER Banca SpA	997,613	8,861,466
FinecoBank Banca Fineco SpA	665,237	14,386,386
Intesa Sanpaolo SpA	10,647,258	59,440,719
Mediobanca Banca di Credito Finanziario SpA	582,466	13,856,081
UniCredit SpA	1,001,095	64,376,887
		176,571,207
Beverages — 1.2%
Davide Campari-Milano NV	856,871	5,595,391
Diversified Telecommunication Services — 3.0%
Infrastrutture Wireless Italiane SpA(a)	538,451	6,321,415
Telecom Italia SpA/Milano(b)	18,591,975	7,953,523
		14,274,938
Electric Utilities — 13.7%
Enel SpA	5,582,896	51,317,993
Terna - Rete Elettrica Nazionale	1,475,979	15,050,653
		66,368,646
Electrical Equipment — 3.4%
Prysmian SpA	257,063	16,532,246
Energy Equipment & Services — 1.6%
Tenaris SA, NVS	476,455	7,979,424
Financial Services — 2.0%
Banca Mediolanum SpA	272,015	4,521,931
Nexi SpA(a)	875,727	5,269,280
		9,791,211
Gas Utilities — 2.8%
Snam SpA	2,246,349	13,439,891
Security	Shares	Value
Health Care Equipment & Supplies — 0.9%
DiaSorin SpA	41,771	$4,335,239
Insurance — 8.4%
Generali	575,464	20,947,047
Poste Italiane SpA(a)	565,206	12,271,834
Unipol Gruppo SpA	375,107	7,341,492
		40,560,373
Oil, Gas & Consumable Fuels — 4.5%
Eni SpA	1,465,399	21,610,301
Pharmaceuticals — 1.8%
Recordati Industria Chimica e Farmaceutica SpA	147,040	8,824,008
Textiles, Apparel & Luxury Goods — 3.0%
Moncler SpA	233,004	14,586,305
Total Long-Term Investments — 99.7% (Cost: $424,793,312)		482,117,466
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	540,000	540,000
Total Short-Term Securities — 0.1% (Cost: $540,000)		540,000
Total Investments — 99.8% (Cost: $425,333,312)		482,657,466
Other Assets Less Liabilities — 0.2%		974,655
Net Assets — 100.0%		$483,632,121

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$5,001,734	$—	$(4,998,425)(b)	$(2,334)	$(975)	$—	—	$8,251 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	400,000 (b)	—	—	—	540,000	540,000	5,529	—
				$(2,334)	$(975)	$540,000		$13,780	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Italy ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/MIB Index	6	06/20/25	$1,369	$(2,145)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$482,117,466	$—	$482,117,466
Short-Term Securities
Money Market Funds	540,000	—	—	540,000
	$540,000	$482,117,466	$—	$482,657,466
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(2,145)	$—	$(2,145)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares